Goodwill And Intangible Assets (Tables)	12 Months Ended
Jan. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule Of Goodwill And Intangible Assets
Goodwill and intangible assets were as follows:

($ thousands)	January 31, 2015	February 1, 2014

Intangible Assets
Famous Footwear	$2,800	$3,000
Brand Portfolio	183,068	118,003
Total intangible assets	185,868	121,003
Accumulated amortization	(65,235)	(61,284)
Total intangible assets, net	120,633	59,719
Goodwill
Brand Portfolio	13,954	13,954
Total goodwill	13,954	13,954
Goodwill and intangible assets, net	$134,587	$73,673